Property, plant and equipment - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, plant and equipment
Impairments on fixed assets	£ 0	£ 0
Freehold buildings | Minimum
Property, plant and equipment
Property, plant and equipment, estimated useful life	50 years
Freehold buildings | Maximum
Property, plant and equipment
Property, plant and equipment, estimated useful life	100 years
Vehicles | Minimum
Property, plant and equipment
Property, plant and equipment, estimated useful life	4 years
Vehicles | Maximum
Property, plant and equipment
Property, plant and equipment, estimated useful life	10 years
Plant and equipment, including service contract equipment | Minimum
Property, plant and equipment
Property, plant and equipment, estimated useful life	3 years
Plant and equipment, including service contract equipment | Maximum
Property, plant and equipment
Property, plant and equipment, estimated useful life	10 years
Office equipment, furniture and fittings | Minimum
Property, plant and equipment
Property, plant and equipment, estimated useful life	3 years
Office equipment, furniture and fittings | Maximum
Property, plant and equipment
Property, plant and equipment, estimated useful life	10 years